Item 1. Report to Shareholders

T. Rowe Price Diversified Mid-Cap Growth Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Diversified Mid-Cap Growth Fund
------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS            For a share outstanding throughout the period
------------------------------------------------------------------------------
                                                                    12/31/03
                                                                     Through
                                                                     6/30/04
NET ASSET VALUE

Beginning of period                                        $           10.00

Investment activities
  Net investment income (loss)                                         (0.03)*

  Net realized and unrealized gain (loss)                               0.65

  Total from investment activities                                      0.62

NET ASSET VALUE

End of period                                              $           10.62
                                                           -----------------

Ratios/Supplemental Data

Total return^                                                          6.20%*
Ratio of total expenses to
average net assets                                                     1.25%+*

Ratio of net investment
income (loss) to average
net assets                                                           (0.71)%+*

Portfolio turnover rate                                                 4.0%+

Net assets, end of period
(in thousands)                                             $          34,012


^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.25% contractual expense limitation in effect through 4/30/06.

+    Annualized




The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

PORTFOLIO OF INVESTMENTS (1)                        Shares                Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   99.6%

CONSUMER DISCRETIONARY   20.8%

Auto Components   0.2%

Gentex                                               1,900                   75

                                                                             75


Automobiles   0.6%

Harley-Davidson                                      1,300                   80

Thor Industries                                      1,600                   54

Winnebago ss.                                        1,800                   67

                                                                            201


Hotels, Restaurants & Leisure   4.1%

Alliance Gaming *                                    3,700                   63

Hilton                                               2,200                   41

International Game Technology                        5,600                  216

Marriott, Class A                                    4,200                  210

Multimedia Games *ss.                                1,800                   48

Outback Steakhouse                                   1,500                   62

Royal Caribbean Cruises ss.                          2,900                  126

Ruby Tuesday                                         1,600                   44

Shuffle Master *ss.                                  3,399                  123

Starbucks *                                          3,100                  135

Station Casinos                                      4,000                  194

The Cheesecake Factory *ss.                          1,600                   64

Wynn Resorts *ss.                                    1,700                   66

                                                                          1,392


Household Durables   1.9%

Centex                                               2,800                  128

Jarden *                                             1,700                   61

KB Home                                                900                   62

Lennar, Class A                                      3,800                  170

Pulte                                                2,000                  104

Toll Brothers *                                      3,000                  127

Leisure Equipment & Products   0.6%

Brunswick                                            1,000                   41

Mattel                                               4,800                   87

Polaris Industries ss.                               1,600                   77

                                                                            205


Media   6.5%

Citadel Broadcasting *                               3,000                   44

Cox Radio, Class A *                                 6,800                  118

Cumulus Media, Class A *                             2,300                   39

Dow Jones ss.                                        1,700                   77

Entercom Communications *                            2,400                   89

Getty Images *                                       2,300                  138

Harte-Hanks                                          2,600                   63

Lamar Advertising, Class A *                         1,800                   78

McGraw-Hill                                          1,000                   77

Meredith                                             3,700                  203

New York Times, Class A                              3,700                  165

Omnicom                                              1,100                   83

Radio One, Class D *ss.                              6,600                  106

Regent Communications *ss.                          10,600                   66

Salem Communications, Class A *                      3,200                   87

Scripps, Class A                                     1,300                  136

Spanish Broadcasting, Class A *ss.                   9,200                   86

Univision Communications, Class A *                  5,300                  169

Washington Post, Class B                               100                   93

Westwood One *                                       2,900                   69

WPP Group ADR                                        4,600                  236

                                                                          2,222


Multiline Retail   2.1%

99 Cents Only Stores *ss.                            3,100                   47

Big Lots *                                           3,300                   48

Dollar General                                       9,700                  190

Dollar Tree Stores *                                 5,500                  151

Family Dollar Stores                                 6,400                  195

Fred's, Class A ss.                                  3,100                   68

Specialty Retail   4.5%

AutoZone *                                             900                   72

Bed Bath & Beyond *                                  2,400                   92

Men's Wearhouse *                                    1,800                   48

O'Reilly Automotive *ss.                             1,600                   72

PETsMART                                             5,600                  182

Ross Stores                                          7,600                  203

Staples                                             10,800                  317

Tiffany                                              3,400                  125

TJX                                                 11,500                  278

Williams-Sonoma *                                    4,800                  158

                                                                          1,547


Textiles, Apparel, & Luxury Goods   0.3%

Coach *                                              1,900                   86

                                                                             86

Total Consumer Discretionary                                              7,079


CONSUMER STAPLES   1.8%

Beverages   0.2%

Cott *                                               1,800                   58

                                                                             58


Food & Staples Retailing   0.2%

CVS                                                  1,000                   42

Duane Reade *                                        1,100                   18

                                                                             60


Food Products   1.0%

Delta Pine & Land                                    1,800                   39

Hershey Foods                                        2,800                  130

McCormick ss.                                        1,600                   54

Tootsie Roll Industries                              1,618                   53

Wrigley                                              1,200                   76

                                                                            352


Household Products   0.1%

Clorox                                                 900                   48

Personal Products   0.3%

Estee Lauder, Class A                                2,000                   98

                                                                             98

Total Consumer Staples                                                      616


ENERGY   2.8%

Energy Equipment & Services   1.9%

Baker Hughes                                         2,900                  109

BJ Services *                                        3,600                  165

Cooper Cameron *ss.                                  1,800                   88

Diamond Offshore Drilling ss.                        1,800                   43

Smith International *                                3,100                  173

Weatherford International *ss.                       1,600                   72

                                                                            650


Oil & Gas   0.9%

Apache                                               2,200                   96

Devon Energy                                         1,800                  118

XTO Energy                                           2,750                   82

                                                                            296

Total Energy                                                                946


FINANCIALS   11.5%

Capital Markets   5.9%

A.G. Edwards ss.                                     1,600                   54

AmeriTrade *                                        11,700                  133

AMVESCAP ss.                                         3,000                   42

Charles Schwab                                      13,700                  132

Eaton Vance ss.                                      4,700                  180

Federated Investors, Class B                         3,700                  112

Franklin Resources                                   5,500                  275

Investor's Financial Services ss.                    3,600                  157

Janus Capital Group                                  3,500                   58

LaBranche & Co. ss.                                  4,800                   40

Legg Mason                                           1,100                  100

Mellon Financial                                     7,900                  232

Northern Trust                                       6,700                  283

Raymond James Financial                              2,400                   63

SEI                                                  2,400                   70

Waddell & Reed Financial, Class A                    3,900                   86

                                                                          2,017


Commercial Banks   1.6%

Boston Private Financial ss.                         1,800                   42

City National ss.                                      900                   59

Community First Bankshares                           1,600                   52

East West Bancorp                                    2,000                   61

First Horizon National                               1,200                   55

North Fork Bancorporation ss.                        2,300                   88

Silicon Valley Bancshares *ss.                       1,800                   71

Synovus Financial                                    2,700                   68

UCBH Holdings ss.                                    1,600                   63

                                                                            559


Diversified Financial Services   0.8%

Moody's                                              4,000                  259

                                                                            259


Insurance   2.6%

Ambac                                                1,100                   81

Arch Capital Group *                                 1,600                   64

Arthur J. Gallagher                                  2,800                   85

Brown and Brown                                      2,000                   86

Markel *                                               200                   56

MBIA                                                 1,200                   69

RenaissanceRe Holdings                               1,600                   86

Triad Guaranty *                                       900                   52

Willis Group Holdings                                7,700                  288

                                                                            867


Real Estate   0.1%

Jones Lang Lasalle *                                 1,800                   49

                                                                             49


Thrifts & Mortgage Finance   0.5%

MGIC Investment                                      1,300                   99

Radian Group                                         1,400                   67

Total Financials                                                          3,917


HEALTH CARE   20.4%

Biotechnology   4.8%

Abgenix *ss.                                         4,100                   48

Amylin Pharmaceuticals *ss.                          2,300                   53

Applied Biosystems Group - Applera                   4,000                   87

Biogen Idec *                                        1,600                  101

Celgene ss.                                          2,100                  120

Cephalon *ss.                                        1,600                   86

Charles River Laboratories International *           1,600                   78

Chiron *                                             1,500                   67

deCODE GENETICS *ss.                                 5,200                   44

Diversa *ss.                                         6,600                   67

Genzyme *                                            1,700                   81

Gilead Sciences *                                    1,400                   94

Human Genome Sciences *ss.                           3,900                   45

Martek Biosciences *ss.                                800                   45

MedImmune *                                          3,400                   80

Millennium Pharmaceuticals *                         3,400                   47

Neurocrine Biosciences *                             1,400                   73

ONYX Pharmaceuticals *                               1,000                   42

Protein Design Labs *                                3,200                   61

Qiagen *                                             5,000                   61

Techne *                                             2,900                  126

Tularik *ss.                                         1,900                   47

Vertex Pharmaceuticals *ss.                          6,200                   67

                                                                          1,620


Health Care Equipment & Supplies   6.6%

Apogent Technologies *                               1,800                   58

ArthroCare *ss.                                      1,800                   52

Bausch & Lomb                                          900                   59

Beckman Coulter                                      2,000                  122

Becton, Dickinson                                    1,100                   57

Biomet                                               4,900                  218

C. R. Bard ss.                                       1,200                   68

Cooper Companies                                     1,300                   82

Dentsply International                               2,400                  125

Edwards Lifesciences *ss.                            1,900                   66

Integra LifeServices Holdings *                      1,700                   60

Invitrogen *                                         2,200                  158

Millipore *                                          1,700                   96

ResMed *ss.                                          1,600                   81

Respironics *                                          900                   53

Smith & Nephew ADR                                   1,700                   94

St. Jude Medical *                                   1,200                   91

Stryker                                              2,000                  110

Sybron Dental Specialties *                          1,600                   48

Varian Medical Systems *                             1,700                  135

Waters Corporation *                                 2,500                  119

Wright Medical Group *                               1,600                   57

Zimmer Holdings *                                    2,800                  247

                                                                          2,256


Health Care Providers & Services   7.8%

AmerisourceBergen ss.                                  900                   54

Anthem *ss.                                          1,700                  152

Caremark RX *                                        6,000                  198

Coventry Health Care *                               4,100                  200

Davita *ss.                                          4,150                  128

Express Scripts *                                    2,600                  206

Health Management ss.                                5,300                  119

Henry Schein *                                       1,700                  107

IMS Health                                           5,800                  136

Laboratory Corporation of America *ss.               3,300                  131

Lincare Holdings *                                   2,500                   82

Manor Care                                           1,600                   52

McKesson                                             1,500                   51

Medco *                                              6,300                  236

Omnicare                                             3,200                  137

Patterson Dental *                                   1,800                  138

Quest Diagnostics                                    1,600                  136

Renal Care Group *                                   2,400                   80

WellChoice *                                         5,100                  211

WellPoint Health Networks *                            900                  101

                                                                          2,655


Pharmaceuticals   1.2%

Allergan                                             1,500                  134

Atherogenics *ss.                                    2,400                   46

Medicines Company *ss.                               2,100                   64

Medicis Pharmaceutical, Class A ss.                  1,000                   40

Nektar Therapeutics *ss.                             3,400                   68

Sepracor *ss.                                        1,300                   69

                                                                            421

Total Health Care                                                         6,952


INDUSTRIALS & BUSINESS SERVICES   10.9%

Aerospace & Defense   0.8%

Embraer Aircraft ADR ss.                             3,300                   95

Mercury Computer Systems *                           2,100                   52

Rockwell Collins                                     3,700                  123

                                                                            270


Air Freight & Logistics   1.2%

C.H. Robinson Worldwide                              3,700                  170

Expeditors International of Washington               2,900                  143

UTi Worldwide ss.                                    1,600                   84

                                                                            397


Airlines   0.3%

SkyWest                                              2,200                   38

Southwest Airlines                                   3,500                   59

                                                                             97


Building Products   0.2%

Trex *ss.                                            1,600                   60

                                                                             60


Commercial Services & Supplies   6.4%

Apollo Group, Class A *                              1,500                  133

ARAMARK, Class B                                     2,600                   75

Avery Dennison ss.                                   1,700                  109

Career Education *                                   1,800                   82

ChoicePoint *                                        3,400                  155

Cintas                                               4,100                  196

Corinthian Colleges *                                2,800                   69

Corporate Executive Board                            2,700                  156

Devry *                                              2,600                   71

Dun & Bradstreet *ss.                                1,900                  102

Education Management *                               3,600                  118

Equifax                                              2,900                   72

H&R Block                                            1,200                   57

HNI Corporation                                      1,700                   72

ITT Educational Services *                           1,900                   72

Manpower                                             2,400                  122

Pitney Bowes                                           900                   40

Robert Half International                            4,300                  128

Stericycle *                                         1,500                   78

Universal Technical Institute *                      1,300                   52

University of Phoenix Online *                       1,500                  131

Viad                                                 1,700                   46

Watson Wyatt *                                       1,800                   48

                                                                          2,184


Industrial Conglomerates   0.3%

Roper Industries                                     1,700                   97

                                                                             97


Machinery   1.5%

Cuno *ss.                                              900                   48

Danaher                                              1,000                   52

Dover                                                1,500                   63

IDEX ss.                                             1,350                   46

ITT Industries                                       1,900                  158

Kaydon ss.                                           2,100                   65

Pall                                                 2,900                   76

Road & Rail   0.2%

Landstar Systems *                                   1,600                   84

                                                                             84

Total Industrials & Business Services                                     3,697


INFORMATION TECHNOLOGY   28.6%

Communications Equipment   3.5%

Corning *                                           20,100                  263

Emulex *ss.                                          3,200                   46

F5 Networks *ss.                                     3,200                   85

JDS Uniphase *ss.                                   50,700                  192

Juniper Networks *                                   9,400                  231

Plantronics *                                        1,600                   67

QLogic *                                             2,500                   66

Research In Motion *                                 3,600                  246

                                                                          1,196


Computers & Peripherals   1.4%

Diebold ss.                                          1,200                   63

Lexmark International, Class A *                     2,900                  280

Network Appliance *                                  6,300                  136

                                                                            479


Electronic Equipment & Instruments   2.2%

CDW                                                  2,800                  178

FLIR Systems *ss.                                    1,600                   88

Jabil Circuit *ss.                                   4,800                  121

Littelfuse *                                         1,700                   72

Mettler-Toledo International *                       1,700                   84

Molex, Class A                                       3,400                   93

National Instruments                                 1,350                   41

Symbol Technologies                                  4,800                   71

                                                                            748


Internet Software & Services   1.5%

Internet Security Systems *ss.                       3,900                   60

MatrixOne *ss.                                       6,300                   43

Monster Worldwide *                                  4,500                  116

Sina *ss.                                            3,600                  119

VeriSign *                                           6,100                  121

Websense *ss.                                        1,200                   45

                                                                            504


IT Services   3.9%

Affiliated Computer Services, Class A *              2,400                  127

Certegy ss.                                          4,100                  159

Cognizant Technology Solutions *ss.                  7,800                  198

DST Systems *ss.                                     3,400                  164

Fiserv *                                             6,000                  233

Global Payments ss.                                  1,100                   50

Hewitt Associates, Class A *                         1,800                   49

Iron Mountain *                                      2,800                  135

Paychex                                              2,300                   78

Sabre Holdings                                       1,800                   50

SunGard Data Systems *                               2,900                   75

                                                                          1,318


Office Electronics   0.3%

Zebra Technologies *                                 1,100                   96

                                                                             96


Semiconductor & Semiconductor Equipment   7.8%

Agere Systems, Class B *                            17,500                   38

Altera *                                            13,200                  293

AMIS Holdings *                                      4,700                   79

Analog Devices ss.                                     900                   42

ASML Holding *ss.                                    2,700                   46

Broadcom, Class A *                                  5,100                  239

Cymer *                                              1,900                   71

Integrated Circuit Systems *                         1,700                   46

Intersil Holding, Class A                            4,800                  104

KLA-Tencor *ss.                                      2,500                  123

Lam Research *                                       3,400                   91

Linear Technology                                    6,200                  245

Marvell Technology Group *                           1,800                   48

Maxim Integrated Products                            2,000                  105

Microchip Technology                                 8,900                  281

Microsemi *ss.                                       3,700                   53

National Semiconductor *                             6,800                  150

Novellus Systems *                                   5,000                  157

Power Integrations *ss.                              2,600                   65

Semtech *ss.                                         3,500                   82

Silicon Laboratories *ss.                            1,600                   74

Xilinx                                               6,600                  220

                                                                          2,652


Software   8.0%

Adobe Systems                                        6,400                  298

BMC Software *                                       5,900                  109

Cadence Design Systems *ss.                          9,100                  133

Check Point Software Technologies *                  2,300                   62

Citrix Systems *ss.                                  5,600                  114

Cognos *                                             2,500                   90

Electronic Arts *                                    5,500                  300

FactSet Research Systems ss.                         1,900                   90

Fair Isaac ss.                                       2,500                   84

FileNet *                                            2,000                   63

Intuit *                                             4,400                  170

Jack Henry & Associates                              4,000                   80

Kronos *                                               900                   37

Mercury Interactive *                                2,800                  140

NetIQ *                                              4,700                   62

Network Associates *                                 6,800                  123

PeopleSoft *                                         6,100                  113

Red Hat *ss.                                         5,800                  133

Siebel Systems *                                     6,600                   71

Symantec *                                           6,200                  272

Synopsys *                                           4,200                  120

VERITAS Software *                                   2,500                   69

                                                                          2,733

Total Information Technology                                              9,726

MATERIALS   1.7%

Chemicals 1.3%

Ecolab ss.                                           4,300                  136

Engelhard                                            1,600                   52

Praxair                                              2,300                   92

Sigma Aldrich                                          900                   53

Symyx Technologies *                                 1,700                   41

Valspar                                              1,700                   86

                                                                            460


Construction Materials   0.0%

Eagle Materials ss.                                      22                   2

Eagle Materials, Class B ss.                             74                   5

                                                                              7


Containers & Packaging   0.4%

Sealed Air *                                         2,300                  122

                                                                            122

Total Materials                                                             589


TELECOMMUNICATION SERVICES   1.1%

Wireless Telecommunication Services   1.1%

American Tower Systems, Class A *ss.                 5,100                   78

Crown Castle International *                         4,600                   68

Nextel Partners, Class A *ss.                        7,000                  111

Rogers Wireless Communications *                     2,000                   54

Western Wireless, Class A *                          1,700                   49

Total Telecommunication Services                                            360

Total Common Stocks (Cost  $32,633)                                      33,882


SHORT-TERM INVESTMENTS   0.0%

Money Market Fund   0.0%

T. Rowe Price Reserve Investment Fund,
1.16% #                                              9,105                    9

Total Short-Term Investments (Cost  $9)                                       9

SECURITIES LENDING COLLATERAL   14.3%

Money Market Trust   14.3%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units, 1.22% #                     4,861,377                4,861

Total Securities Lending Collateral
(Cost  $4,861)                                                            4,861

Total Investments in Securities
113.9% of Net Assets (Cost $37,503)                                     $38,752
                                                                        -------



(1)     Denominated in U.S. dollars unless otherwise noted

#       Seven-day yield

*       Non-income producing

ss.     All or a portion of this security is on loan at June 30, 2004 -
        See Note 2

ADR     American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004


STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (Cost $37,503)         $             38,752

Other assets                                                                230

Total assets                                                             38,982

Liabilities

Obligation to return securities lending collateral                        4,861

Other liabilities                                                           109

Total liabilities                                                         4,970

NET ASSETS                                                 $             34,012
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                (89)

Undistributed net realized gain (loss)                                      (47)

Net unrealized gain (loss)                                                1,249

Paid-in-capital applicable to 3,203,715 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                          32,899

NET ASSETS                                                 $             34,012
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              10.62
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)
                                                                       12/31/03
                                                                          Ended
                                                                        6/30/04
Investment Income (Loss)

Income
  Dividend                                                 $                 63

  Securities lending                                                          4

  Total income                                                               67

Expenses
  Investment management                                                      82

  Custody and accounting                                                     65

  Shareholder servicing                                                      31

  Registration                                                               30

  Legal and audit                                                            14

  Prospectus and shareholder reports                                         10

  Directors                                                                   2

  Reductions/repayments pursuant to expense limitation

    Investment management fees (waived) repaid                              (78)

  Total expenses                                                            156

Net investment income (loss)                                                (89)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      (47)

Change in net unrealized gain (loss) on securities                        1,249

Net realized and unrealized gain (loss)                                   1,202

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              1,113
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 ($ 000s)
                                                                       12/31/03
                                                                          Ended
                                                                        6/30/04
Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)                             $                (89)

  Net realized gain (loss)                                                  (47)

  Change in net unrealized gain (loss)                                    1,249

  Increase (decrease) in net assets from operations                       1,113

Capital share transactions *
  Shares sold                                                            35,572

  Shares redeemed                                                        (2,773)

  Increase (decrease) in net assets from capital
  share transactions                                                     32,799

Net Assets

Increase (decrease) during period                                        33,912

Beginning of period                                                         100

End of period                                              $             34,012
                                                           --------------------

(Including undistributed net investment income (loss) of $(89) at 6/30/04)

*Share information
  Shares sold                                                             3,463

  Shares redeemed                                                          (269)

  Increase (decrease) in shares outstanding                               3,194

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Diversified Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on December 31, 2003. The fund seeks long-term growth of capital by investing primarily in common stocks of medium-sized growth companies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At June 30, 2004, the value of loaned securities was $4,807,000; aggregate collateral consisted of $4,861,000 in the money market pooled trust and U.S. government securities valued at $42,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $31,722,000 and $477,000, respectively, for the period ended
June 30, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

At June 30, 2004, the cost of investments for federal income tax purposes was $37,503,000. Net unrealized gain aggregated $1,249,000 at period-end, of which $2,545,000 related to appreciated investments and $1,296,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $4,000.

The fund is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.25%. For a period of three years after the date of any reimbursement or waiver, the fund is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the fund's expense ratio to exceed its expense limitation. Pursuant to this agreement, at June 30, 2004, management fees waived in the amount of $78,000 remain subject to repayment by the fund through April 30, 2008.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $54,000 for the period ended June 30, 2004, of which $7,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the period ended June 30, 2004, dividend income from the Reserve Funds totaled $3,000.

T. Rowe Price Diversified Mid-Cap Growth Fund
--------------------------------------------------------------------------------
Certified Semiannual Report


INFORMATION ON PROXY VOTING

A description of the policies and procedures that the T. Rowe Price Diversified Mid-Cap Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004